Goodwill, Software and Other Intangible Assets (Tables)	12 Months Ended
Oct. 31, 2020
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Summary of Changes in Carrying Amount of Goodwill by Cash Generating Units
We have three significant CGUs to which goodwill has been allocated. The changes in the carrying amount of goodwill are allocated to each CGU as follows:

		CGUs
$ millions, as at or for the year ended October 31		CIBC FirstCaribbean	Canadian Wealth Management	U.S. Commercial Banking and Wealth Management	Other	Total
2020	Balance at beginning of year	$278	$884	$4,084	$203	$5,449
	Impairment	(248)	–	–	–	(248)
	Foreign currency translation adjustments	5	–	47	–	52
	Balance at end of year	$35	$884	$4,131	$203	$5,253
2019	Balance at beginning of year	$413	$884	$4,078	$189	$5,564
	Acquisitions	–	–	4	14	18
	Impairment	(135)	–	–	–	(135)
	Foreign currency translation adjustments	–	–	2	–	2
	Balance at end of year	$278	$884	$4,084	$203	$5,449

Schedule of Carrying Amount of Indefinite-lived Intangible Assets
The carrying amount of indefinite-lived intangible assets is provided in the following table:

$ millions, as at or for the year ended October 31		Contract based (1)	Brand name (2)	Total
2020	Balance at beginning of year	$116	$26	$142
	Foreign currency translation adjustments	–	–	–
	Balance at end of year	$116	$26	$142
2019	Balance at beginning of year	$116	$26	$142
	Foreign currency translation adjustments	–	–	–
	Balance at end of year	$116	$26	$142

(1)	Represents management contracts purchased as part of past acquisitions.
(2)	Acquired as part of the CIBC FirstCaribbean acquisition.

Schedule of Components of Finite-lived Software and Other Intangible Assets
The components of finite-lived software and other intangible assets are as follows:

$ millions, as at or for the year ended October 31		Software (1)	Core deposit intangibles (2)	Contract based (3)	Customer relationships (4)	Total
2020	Gross carrying amount
	Balance at beginning of year	$3,052	$611	$38	$322	$4,023
	Additions	481	–	–	–	481
	Disposals (5)	(28)	–	–	(69)	(97)
	Adjustments (6)	3	8	(16)	4	(1)
	Balance at end of year	$3,508	$619	$22	$257	$4,406
2019	Balance at end of year	$3,052	$611	$38	$322	$4,023
2020	Accumulated amortization
	Balance at beginning of year	$1,631	$389	$11	$165	$2,196
	Amortization and impairment (5)	371	64	5	36	476
	Disposals (5)	(20)	–	–	(68)	(88)
	Adjustments (6)	1	4	(4)	2	3
	Balance at end of year	$1,983	$457	$12	$135	$2,587
2019	Balance at end of year	$1,631	$389	$11	$165	$2,196
	Net book value
	As at October 31, 2020	$1,525	$162	$10	$122	$1,819
	As at October 31, 2019	$1,421	$222	$27	$157	$1,827

(1)	Includes $620 million (2019: $515 million) of work-in-progress not subject to amortization.
(2)	Acquired as part of the acquisitions of CIBC FirstCaribbean and The PrivateBank.
(3)	Represents a combination of management contracts purchased as part of past acquisitions including The PrivateBank and Geneva Advisors in 2017, as well as LGA and Cleary Gull in 2019.
(4)	Represents customer relationships associated with past acquisitions including The PrivateBank and Geneva Advisors in 2017, and LGA in 2019.
(5)	Includes write-offs of fully amortized assets.
(6)
Includes foreign currency translation adjustments and reclassification of certain contract-based assets to right-of-use assets in Property and
e
quipment as a result of our adoption of IFRS 16 on November 1, 2019.